Leases - Lease Agreements (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Balance	$ 8,054	$ 8,621	$ 8,953
Additions	0	225	471
Depreciation expense	(779)	(792)	(803)
Balance	7,275	8,054	8,621
Land
Disclosure of quantitative information about right-of-use assets [line items]
Balance	6,929	7,078	7,227
Depreciation expense	(149)	(149)	(149)
Balance	6,780	6,929	7,078
Office buildings
Disclosure of quantitative information about right-of-use assets [line items]
Balance	1,125	1,543	1,726
Additions	0	225	471
Depreciation expense	(630)	(643)	(654)
Balance	$ 495	$ 1,125	$ 1,543